Share Based Compensation (Details Textual) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Options granted	390,620	45,560
Share based payment	SFr 226,601	SFr 27,730	SFr 354,851
Total expense recognized for equity-settled share-based payment transactions	228,920	42,757	354,851
Purchase of intangibles was capitalized	2,319	SFr 15,027
Intangible assets [Member]
Statement Line Items [Line Items]
Share based payment	SFr 2,318
Top of range [Member]
Statement Line Items [Line Items]
Stock options exercise price	SFr 2.00	SFr 1,196.00
Bottom of range [Member]
Statement Line Items [Line Items]
Stock options exercise price	SFr 5.56	SFr 13.20